Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	34,400	2,000,360
Entertainment 0.6%
Activision Blizzard, Inc.	12,500	1,162,500
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a)	5,155	10,632,291
Facebook, Inc., Class A(a)	27,200	8,011,216
Total		18,643,507
Media 0.8%
Interpublic Group of Companies, Inc. (The)	46,600	1,360,720
News Corp., Class A	14,200	361,106
Total		1,721,826
Total Communication Services		23,528,193
Consumer Discretionary 12.3%
Automobiles 0.6%
Tesla Motors, Inc.(a)	1,850	1,235,671
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	6,200	880,400
Hilton Worldwide Holdings, Inc.(a)	8,800	1,064,096
McDonald’s Corp.	2,550	571,557
Total		2,516,053
Household Durables 1.9%
Lennar Corp., Class A	12,500	1,265,375
PulteGroup, Inc.	54,100	2,837,004
Total		4,102,379
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.(a)	1,822	5,637,414
Etsy, Inc.(a)	10,150	2,046,950
Total		7,684,364
Multiline Retail 1.6%
Target Corp.	18,050	3,575,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.4%
Best Buy Co., Inc.	24,100	2,766,921
Home Depot, Inc. (The)	3,125	953,906
Lowe’s Companies, Inc.	18,700	3,556,366
Total		7,277,193
Total Consumer Discretionary		26,390,824
Consumer Staples 5.9%
Food & Staples Retailing 1.6%
Kroger Co. (The)	92,600	3,332,674
Food Products 0.4%
General Mills, Inc.	9,900	607,068
Kraft Heinz Co. (The)	7,500	300,000
Total		907,068
Household Products 1.0%
Kimberly-Clark Corp.	4,250	590,963
Procter & Gamble Co. (The)	11,900	1,611,617
Total		2,202,580
Tobacco 2.9%
Altria Group, Inc.	86,415	4,420,991
Philip Morris International, Inc.	21,000	1,863,540
Total		6,284,531
Total Consumer Staples		12,726,853
Energy 2.8%
Energy Equipment & Services 0.2%
NOV, Inc.(a)	32,900	451,388
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	4,845	507,708
EOG Resources, Inc.	37,400	2,712,622
HollyFrontier Corp.	50,000	1,789,000
Kinder Morgan, Inc.	30,700	511,155
Total		5,520,485
Total Energy		5,971,873
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.0%
Banks 4.3%
Citigroup, Inc.	60,100	4,372,275
Citizens Financial Group, Inc.	85,000	3,752,750
JPMorgan Chase & Co.	2,400	365,352
Regions Financial Corp.	32,800	677,648
Total		9,168,025
Capital Markets 4.5%
BlackRock, Inc.	5,450	4,109,082
Morgan Stanley	25,600	1,988,096
S&P Global, Inc.	3,950	1,393,836
T. Rowe Price Group, Inc.	12,150	2,084,940
Total		9,575,954
Insurance 2.2%
Allstate Corp. (The)	33,000	3,791,700
Arthur J Gallagher & Co.	5,000	623,850
MetLife, Inc.	4,500	273,555
Total		4,689,105
Total Financials		23,433,084
Health Care 13.1%
Biotechnology 1.8%
AbbVie, Inc.	18,123	1,961,271
Biogen, Inc.(a)	992	277,512
BioMarin Pharmaceutical, Inc.(a)	7,350	554,998
Vertex Pharmaceuticals, Inc.(a)	5,447	1,170,506
Total		3,964,287
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	37,400	4,482,016
Dentsply Sirona, Inc.	21,530	1,373,829
Hologic, Inc.(a)	2,500	185,950
Total		6,041,795
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	10,600	643,950
HCA Healthcare, Inc.	15,100	2,843,934
Humana, Inc.	2,900	1,215,825
McKesson Corp.	7,550	1,472,552
Total		6,176,261
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	67,700	4,273,901
Johnson & Johnson	16,950	2,785,733
Merck & Co., Inc.	2,900	223,561
Pfizer, Inc.	128,200	4,644,686
Total		11,927,881
Total Health Care		28,110,224
Industrials 9.1%
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	16,000	2,719,840
Airlines 0.3%
Delta Air Lines, Inc.(a)	5,900	284,852
Southwest Airlines Co.(a)	5,500	335,830
Total		620,682
Construction & Engineering 1.0%
Quanta Services, Inc.	24,700	2,173,106
Electrical Equipment 1.5%
Eaton Corp. PLC	23,100	3,194,268
Machinery 3.7%
Deere & Co.	12,600	4,714,164
Parker-Hannifin Corp.	7,000	2,208,010
Snap-On, Inc.	4,250	980,645
Total		7,902,819
Professional Services 0.4%
Robert Half International, Inc.	10,300	804,121
Road & Rail 0.9%
Norfolk Southern Corp.	7,300	1,960,196
Total Industrials		19,375,032
Information Technology 26.5%
Communications Equipment 2.3%
Cisco Systems, Inc.	96,215	4,975,278
IT Services 3.4%
Accenture PLC, Class A	1,600	442,000
MasterCard, Inc., Class A	14,500	5,162,725
VeriSign, Inc.(a)	8,305	1,650,702
Total		7,255,427

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	14,000	1,099,000
Applied Materials, Inc.	3,300	440,880
Broadcom, Inc.	10,150	4,706,149
Intel Corp.	58,800	3,763,200
Total		10,009,229
Software 10.3%
Adobe, Inc.(a)	6,050	2,875,988
Autodesk, Inc.(a)	13,550	3,755,382
Cadence Design Systems, Inc.(a)	3,000	410,970
Fortinet, Inc.(a)	21,850	4,029,577
Microsoft Corp.	46,680	11,005,744
Total		22,077,661
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	101,980	12,456,857
Total Information Technology		56,774,452
Materials 2.7%
Chemicals 1.9%
Dow, Inc.	63,500	4,060,190
Containers & Packaging 0.2%
International Paper Co.	7,700	416,339
Metals & Mining 0.6%
Newmont Corp.	12,200	735,294
Nucor Corp.	5,800	465,566
Total		1,200,860
Total Materials		5,677,389
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Equinix, Inc.	1,650	1,121,323
Public Storage	1,300	320,788
Weyerhaeuser Co.	90,100	3,207,560
Total		4,649,671
Total Real Estate		4,649,671
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 1.5%
Exelon Corp.	18,700	817,938
NRG Energy, Inc.	65,600	2,475,088
Total		3,293,026
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	36,500	978,565
Multi-Utilities 0.1%
DTE Energy Co.	2,200	292,908
Total Utilities		4,564,499
Total Common Stocks (Cost $151,129,713)		211,202,094

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	3,093,267	3,092,958
Total Money Market Funds (Cost $3,092,958)		3,092,958
Total Investments in Securities (Cost: $154,222,671)		214,295,052
Other Assets & Liabilities, Net		(195,630)
Net Assets		214,099,422

At March 31, 2021, securities and/or cash totaling $381,719 were pledged as collateral.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	18	06/2021	USD	3,570,660	35,910	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	1,796,325	6,606,555	(5,309,922)	—	3,092,958	—	437	3,093,267
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2021

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1QT7003_03_L01_(03/21)